Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Ship-management Fees	$ 498	$ 330
Total	6,116	5,790
Related Party [Member]
Related Party Transaction [Line Items]
Charter hire commissions	323	267
Ship-management Fees	498	330
Administration Fees	961	898
Total	$ 1,782	$ 1,495